Note 9 - Warrants (Tables)	6 Months Ended
May 31, 2017
Warrants [Abstract]
Schedule of Stockholders' Equity Note, Warrants or Rights
		Number		Shares issuable
Warrant	Exercise price	outstanding	Expiry	upon exercise

March 2013 Warrants	$2.10	1,491,742	March 22, 2018	372,936
July 2013 Warrants	$2.55	870,000	July 31, 2018	217,500
June 2016 Warrants	$1.93	2,808,722	June 02, 2021	1,404,361
		5,170,464		1,994,797

Schedule Of Warrant Transactions

	March 2013	July 2013	June 2016
	Warrants	Warrants	Warrants	Total

Outstanding, December 1, 2016	1,491,742	870,000	3,114,740	5,476,482
Exercised	—	-	(306,018)	(306,018)
Outstanding, May 31, 2017	1,491,742	870,000	2,808,722	5,170,464

	Series A	March 2013	July 2013
	Warrants	Warrants	Warrants	Total

Outstanding, December 1, 2015	2,835,000	1,724,300	870,000	5,429,300
Exercised	—	(232,558)	-	(232,558)
Expired	(2,835,000)		-	(2,835,000)
Outstanding, May 31, 2016	—	1,491,742	870,000	2,361,742